Purchased Loans - Composition of Net Loans (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 571,847	$ 652,256
Loans, net	$ 38,703
Financial Asset Acquired with Credit Deterioration [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans		63,782
Loans, net		63,782
Financial Asset Acquired with Credit Deterioration [Member] | Commercial Real Estate Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans		54,216
Total gross loans		54,216
Financial Asset Acquired with Credit Deterioration [Member] | Commercial Real Estate Portfolio Segment [Member] | Land Development And Construction Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans		6,153
Total gross loans		6,153
Financial Asset Acquired with Credit Deterioration [Member] | Commercial Real Estate Portfolio Segment [Member] | Farmland Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans		520
Total gross loans		520
Financial Asset Acquired with Credit Deterioration [Member] | Commercial Real Estate Portfolio Segment [Member] | 1-4 Family Mortgages [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans		23,306
Total gross loans		23,306
Financial Asset Acquired with Credit Deterioration [Member] | Commercial Real Estate Portfolio Segment [Member] | Real Estate Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans		24,237
Total gross loans		24,237
Financial Asset Acquired with Credit Deterioration [Member] | Real Estate Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Business loans		8,626
Total gross loans		8,626
Financial Asset Acquired with Credit Deterioration [Member] | Real Estate Loans [Member] | Commercial and Industrial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Business loans		7,871
Total gross loans		7,871
Financial Asset Acquired with Credit Deterioration [Member] | Real Estate Loans [Member] | Farm Production and Other Farm Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Business loans		755
Total gross loans		755
Financial Asset Acquired with Credit Deterioration [Member] | Consumer Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans		940
Financial Asset Acquired with Credit Deterioration [Member] | Consumer Portfolio Segment [Member] | Other Consumer Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans		$ 940